UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  30 September 2005

Check here if Amendment [ ];                 Amendment Number:
    This Amendment (Check only one):             [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL LLP
                           51 Berkeley Square
                           London, England W1J 5BB
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees

Title:        Chief Financial Officer

Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Loudon Greenlees         London, England          14 October 2005
     --------------------         ---------------          ---------------
     [Signature]                  [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            Nil

Form 13F Information Table Entry Total:                       27

Form 13F Information Table Value Total:                       US$274.7 million



List of Other Included Managers:




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                            Thames River Capital LLP

                            Name of Reporting Manager
                           Form 13F Information Table
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                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
 CEMEX SA -SPONS ADR PART CER   ADR             151290889  3,750      71,697    N/A  Y       N            Y
 CHECK POINT SOFTWARE TECH      Common Stock    #N/A N.A.    618      25,400    N/A  Y       N            Y
 CHINA MOBILE HK LTD-SP ADR     ADR             16941M109  1,528      62,000    N/A  Y       N            Y
 CHINA PETROLEUM & CHEM-ADR     ADR             16941R108  2,467      54,500    N/A  Y       N            Y
 COCA-COLA FEMSA S.A.-SP ADR    ADR             191241108  1,603      60,000    N/A  Y       N            Y
 COMPANHIA DE BEBIDAS-PR ADR    ADR             20441W203  3,863     103,900    N/A  Y       N            Y
 CIA SIDERURGICA NACL-SP ADR    ADR             20440W105    945      40,700    N/A  Y       N            Y
 CIA VALE DO RIO DOCE-ADR       ADR             204412209 31,009     707,000    N/A  Y       N            Y
 DELPHI CORP                    Common Stock    247126105    108     300,000    N/A  Y       N            Y
 FOMENTO ECONOMICO MEX-SP ADR   ADR             344419106  4,335      62,000    N/A  Y       N            Y
 GRUPO TELEVISA SA-SPONS ADR    ADR             40049J206  3,012      42,000    N/A  Y       N            Y
 LG.PHILIPS LCD CO LTD-ADR      ADR             50186V102  1,408      68,500    N/A  Y       N            Y
 MOBILE TELESYSTEMS-SP ADR      ADR             607409109 74,253   1,825,292    N/A  Y       N            Y
 VIMPELCOM-SP ADR               ADR             68370R109 14,074     316,700    N/A  Y       N            Y
 PETROLEO BRASILEIRO S.A.-ADR   ADR             71654V408  5,262      73,600    N/A  Y       N            Y
 PETROLEO BRASILEIRO S.A.-ADR   ADR             71654V101 27,183     426,400    N/A  Y       N            Y
 SK TELECOM CO LTD-ADR          ADR             78440P108 22,080   1,011,000    N/A  Y       N            Y
 TELE NORTE LESTE PART-ADR      ADR             879246106  1,967     119,000    N/A  Y       N            Y
 TELEFONOS DE MEXICO-SP ADR L   ADR             879403780  3,467     163,000    N/A  Y       N            Y
 TEVA PHARMACEUTICAL-SP ADR     ADR             881624209  4,445     133,000    N/A  Y       N            Y
 UNIBANCO-GDR                   GDR             90458E107 25,201     479,100    N/A  Y       N            Y
 BANCO BRADESCO-SPONSORED ADR   ADR             059460303  5,190     106,100    N/A  Y       N            Y
 COMPANHIA DE BEBIDAS-CM ADR    ADR             20441W104    639      21,300    N/A  Y       N            Y
 CIA VALE DO RIO DOCE-SP ADR    ADR             204412100 15,439     396,800    N/A  Y       N            Y
 EMPRESA NAC ELEC-CHIL-SP ADR   ADR             29244T101  1,577      52,900    N/A  Y       N            Y
 KOOKMIN BANK-SPON ADR          ADR             50049M109 12,946     218,500    N/A  Y       N            Y
 MAGYAR TELEKOM RT-SPONS ADR    ADR             559776109  6,509     258,300    N/A  Y       N            Y





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